Schedule of property, plant and equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		$ 439	$ 3,742
Ending Balance		1,460	439	$ 3,742
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		8	52
Ending Balance		40	8	52
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		289	200
Ending Balance		1,104	289	200
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		142	1,009
Ending Balance		126	142	1,009
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			198
Ending Balance				198
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			2,283
Ending Balance		190		2,283
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		883	5,768	6,037
Reclassifications/corrections				(707)
Foreign Exchange		48	(2)	(117)
Additions		1,223	609	935
Disposals			1,692	380
Reclass to assets held for sale	[1]		(3,800)
Ending Balance		2,154	883	5,768
Gross carrying amount [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		88	307	318
Reclassifications/corrections
Foreign Exchange			1	(10)
Additions		41	18	36
Disposals			3	37
Reclass to assets held for sale	[1]		(235)
Ending Balance		129	88	307
Gross carrying amount [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		309	463	433
Reclassifications/corrections
Foreign Exchange		4	2	(23)
Additions		867	307	92
Disposals			63	39
Reclass to assets held for sale	[1]		(400)
Ending Balance		1,180	309	463
Gross carrying amount [member] | Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		411	1,716	1,440
Reclassifications/corrections
Foreign Exchange		37		(32)
Additions		77	57	558
Disposals			495	250
Reclass to assets held for sale	[1]		(867)
Ending Balance		525	411	1,716
Gross carrying amount [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			248	247
Reclassifications/corrections
Foreign Exchange				(9)
Additions			1	10
Disposals
Reclass to assets held for sale	[1]		(249)
Ending Balance				248
Gross carrying amount [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		75	3,034	3,599
Reclassifications/corrections				(707)
Foreign Exchange		7	(5)	(43)
Additions		238	226	239
Disposals			1,131	54
Reclass to assets held for sale	[1]		(2,049)
Ending Balance		320	75	3,034
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(444)	(2,026)	(2,294)
Reclassifications/corrections				(685)
Foreign Exchange		37	(28)	(63)
Charge for the year		157	749	750
Disposals			(544)	(270)
Reclass to assets held for sale	[1]		(1,759)
Ending Balance		(694)	(444)	(2,026)
Impairment		56
Accumulated depreciation and amortisation [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(80)	(255)	(238)
Reclassifications/corrections
Foreign Exchange			(1)	(5)
Charge for the year		9	31	48
Disposals			(4)	(26)
Reclass to assets held for sale	[1]		(201)
Ending Balance		(89)	(80)	(255)
Impairment
Accumulated depreciation and amortisation [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(20)	(263)	(211)
Reclassifications/corrections
Foreign Exchange		1	(3)	(10)
Charge for the year		41	87	90
Disposals			(40)	(28)
Reclass to assets held for sale	[1]		(287)
Ending Balance		(76)	(20)	(263)
Impairment		14
Accumulated depreciation and amortisation [member] | Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(269)	(707)	(717)
Reclassifications/corrections
Foreign Exchange		29	(1)	(18)
Charge for the year		59	136	179
Disposals			(30)	(171)
Reclass to assets held for sale	[1]		(543)
Ending Balance		(399)	(269)	(707)
Impairment		42
Accumulated depreciation and amortisation [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			(50)	(29)
Reclassifications/corrections
Foreign Exchange				(1)
Charge for the year			21	22
Disposals				0
Reclass to assets held for sale	[1]		(71)
Ending Balance				(50)
Impairment
Accumulated depreciation and amortisation [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(75)	(751)	(1,099)
Reclassifications/corrections				(685)
Foreign Exchange		7	(23)	(29)
Charge for the year		48	474	411
Disposals			(470)	(45)
Reclass to assets held for sale	[1]		(616)
Ending Balance		(130)	$ (75)	$ (751)
Impairment

[1]	Reclassification to Held for Sale at June 30, 2024 on account of the sale of Kenshaw Electrical, refer to Note 20 Discontinued Operations